Note 12 - Income Taxes - Temporary Differences and Unused Tax Losses (Details) - CAD ($)	12 Months Ended
	Mar. 31, 2024	Mar. 31, 2023	Mar. 31, 2022
Share issue costs [member]
Statement Line Items [Line Items]
Share issue costs	$ 489,000	$ 83,000
Net operating losses available for future period	$ 489,000	83,000
Share issue costs [member] | Bottom of range [member]
Statement Line Items [Line Items]
Share issue costs			$ 5,000
Share issue costs	Dec. 31, 2045
Net operating losses available for future period			5,000
Share issue costs [member] | Top of range [member]
Statement Line Items [Line Items]
Share issue costs	Dec. 31, 2048
Marketable securities [member]
Statement Line Items [Line Items]
Share issue costs	$ 0	2,000
Net operating losses available for future period	0	2,000
Lease liability [member]
Statement Line Items [Line Items]
Share issue costs	0	3,000
Net operating losses available for future period	0	3,000
Allowance capital losses [member]
Statement Line Items [Line Items]
Share issue costs	3,000	0
Net operating losses available for future period	3,000	0
Net operating losses available for future period [member]
Statement Line Items [Line Items]
Share issue costs	190,434	0	0
Net operating losses available for future period	190,434	0	0
Non-capital losses available for future period [member]
Statement Line Items [Line Items]
Share issue costs	11,847,523	8,311,000
Net operating losses available for future period	$ 11,847,523	$ 8,311,000
Non-capital losses available for future period [member] | Bottom of range [member]
Statement Line Items [Line Items]
Share issue costs			10,391,000
Share issue costs	Dec. 31, 2030
Net operating losses available for future period			$ 10,391,000
Non-capital losses available for future period [member] | Top of range [member]
Statement Line Items [Line Items]
Share issue costs	Dec. 31, 2044